Subsequent Events (unaudited)	12 Months Ended
Dec. 31, 2018
Subsequent Events (unaudited)
Subsequent Events (unaudited)

Note 22: Subsequent Events (unaudited)

On May 13, 2019, the Company completed its merger with Churchill creating the newly merged entity, Clarivate Analytics Plc ("Clarivate"). Upon completion of the merger, available cash increased by approximately $682,087 and the ordinary shares and warrants of the newly merged entity began trading on the NYSE and NYSE American, respectively. The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Churchill was treated as the "acquired" company for financial reporting purposes. Pursuant to the Merger Agreement, the aggregate stock consideration issued by the Company was $3,052,500, consisting of 305,250,000 newly issued ordinary shares of the Company valued at $10.00 per share, subject to certain adjustments described below. At the closing of the Transactions, the Company Owners held approximately 74% of the issued and outstanding ordinary shares of the Company and stockholders of Churchill held approximately 26% of the issued and outstanding shares of the Company excluding the impact of (i) 52,800,000 warrants, (ii) approximately 24,806,793 compensatory options issued to the Company's management (based on the number of options to purchase Jersey ordinary shares outstanding immediately prior to the Transactions, after giving effect to the exchange ratio described above) and (iii) 10,600,000 ordinary shares of Clarivate owned of record by the sponsor and available for distribution to certain individuals following the applicable lock-up and vesting restrictions. After giving effect to the satisfaction of the vesting restrictions, the Company Owners held approximately 71% of the issued and outstanding shares of the Company at the closing of the Transactions. A non-recurring stock compensation charge of $25,013 was recognized in the second quarter of 2019 in connection with vesting and lock-up conditions attached to certain stock owned by former Churchill shareholders.

Upon completion of the Merger, Clarivate Analytics Plc made voluntary prepayments of $630,000 toward the Company's Term Loan Facility and $20,000 toward the Company's Revolving Credit Facility. In addition, there was a write down of deferred financing charges and original issue discount on the Term Loan in proportion to the principal paydown. These write downs of $7,718 in deferred financing fees and $1,406 in original issue discount were recognized in interest expense in the second quarter of 2019. During the six months ended June 30, 2019, the Company had previously paid down an additional $30,000 drawn on the Revolving Credit Facility.

In April 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $50,000 of its outstanding Term Loan, effective April 30, 2021. Additionally, in May 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $100,000 of its outstanding Term Loan, effective March 31, 2021. These hedging instruments mature on September 29, 2023. The Company applies hedge accounting by designating the interest rate swaps as a hedge in applicable future quarterly interest payments.

Prior to the consummation of the Merger, Clarivate entered into a tax receivable agreement (the "TRA") with its current equity holders, which provides for the sharing of tax benefits relating to certain pre-business combination tax attributes as those tax benefits are realized by Clarivate. At the completion of the Transactions, Clarivate recorded an initial liability of $264,600, representing approximately 85% of the calculated tax savings based on the portion of covered tax assets Clarivate anticipates being able to utilize in future years. Total payments related to the TRA would be up to a maximum of $507,326 if all covered tax assets are utilized. On August 21, 2019, Clarivate Analytics Plc entered into an agreement with the pre-Merger shareholders ("Buyout Agreement") whereby Clarivate agreed to use commercially reasonable efforts to finance, on terms satisfactory to the Company and in its sole discretion, the settlement of the TRA for a cash payment of $200,000 prior to December 31, 2019. In the event the $200,000 cash payment has not been made by December 31, 2019 the Buyout Agreement will terminate unless mutually extended by the parties to the agreement and the terms of the original TRA will remain in full effect.

On August 14, 2019, the Board of Directors of Clarivate Analytics (the "BoD") approved the waiver of the lock-up period set forth in the Amended and Restated Shareholders Agreement dated January 14, 2019 which generally restricted Onex and Baring from selling their shareholdings in Clarivate Analytics Plc during the period ending on November 9, 2019. In addition, the BoD approved the waiver of various time and market vesting conditions, but not the lock-up provisions, on 17,250,000 ordinary shares and 11,265,826 private placement warrants specific to the Founders as defined in the Amended and Restated Shareholders Agreement.